Shareholders’ equity (deficiency) - Schedule of RSU Activity (Details) - Restricted Stock Units (RSUs)	12 Months Ended
Dec. 31, 2022 shares
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Outstanding at beginning of year (in shares)	2,043,524
Granted (in shares)	5,912,361
Vested (in shares)	530,744
Forfeited (in shares)	1,033,789
Outstanding at end of year (in shares)	6,391,352